DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the nVent Management Company Retirement Savings and Investment Plan (the "Plan") provides only general information. Participants should refer to the Plan document for a more complete description of the Plan.
General Information — The Plan was established on January 1, 2019. The Plan is a defined contribution plan with a cash or deferred arrangement described in Internal Revenue Code ("IRC") Section 401(k). With certain exceptions, the Plan covers employees of U.S. subsidiaries of nVent Electric plc ("nVent" or the "Company") who have attained age 18, although such employees must have one year of service before becoming vested in employer matching contributions. nVent Management Company is a subsidiary of the Company, and is the Plan sponsor as well as Plan administrator. Fidelity Management Trust Company ("Fidelity") is recordkeeper and trustee of the Plan. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended.
Effective December 31, 2024, the Trachte, LLC 401(k) Plan (the "Trachte Plan"), the Parkline, Inc. Delaney Road Facility 401(k) Plan and the Parkline, Inc. 401(k) Plan (collectively the "Parkline Plans") were merged into the Plan with the participants 100% vested. Effective January 1, 2025, current employees of Trachte, LLC and Parkline, Inc. became covered by the Plan. Empower Trust Company LLC and Alerus Financial, N.A. held the assets of the Trachte Plan and the Parkline Plans, respectively, for the period from January 1, 2025 through January 15, 2025 until the funds transfer occurred.
Effective January 30, 2025 (the "Closing Date"), nVent completed the sale of its Thermal Management business, including nVent Thermal LLC ("Thermal"), to BCP VI Summit Holdings LP (the "Acquirer"). Effective immediately following the Closing Date and pursuant to a transition services agreement, Thermal was a participating employer in the Plan and Thermal employees remained participants or were eligible to participate in the Plan until June 30, 2025. All accounts of Thermal employees, amounting to $140,172,778, were transferred, in a trustee-to-trustee transfer, to a qualified defined contribution plan designed by the Acquirer in 2025.
Participation — Participation for regular full-time employees may commence effective with the date of hire, provided that the employee is at least age 18. Participation for regular part-time employees may commence effective the first day of the month coinciding with or next following twelve months after the date of hire, provided that the employee is at least age 18. Participants may contribute up to 50% of their eligible compensation as defined by the Plan document, consisting of pre-tax and/or Roth 401(k) contributions. Participants may also contribute up to 15% of their eligible compensation, subject to certain annual dollar limitations, on a post-tax basis, for a combined limit of 65% of eligible compensation. Combined pre-tax and Roth 401(k) employee contributions are also subject to the IRC Section 402(g) limitation of $23,500 for 2025. Employees who will be age 50 or older are permitted to make additional catch up contributions to the Plan up to the IRC limitation of $7,500 for 2025.
The Plan has an automatic enrollment feature for new employees at a rate of 5% of pre-tax eligible compensation with an automatic annual increase of 1% per year until the participant reaches a deferral rate of 10%. Employees can opt-out of automatic enrollment and automatic annual increase at any time. As of January 1, 2024, pursuant to the applicable collective bargaining agreement, the automatic enrollment feature does not apply to employees of ILSCO LLC who are covered by a collective bargaining agreement.
Employee contributions are matched at the rate of 100% of the first 5% of eligible compensation that is contributed to the Plan by a participant related to pre-tax or Roth 401(k) contributions. Employer contributions are made on a pre-tax basis. Pursuant to the applicable collective bargaining agreement, employees of ILSCO LLC who are covered by a collective bargaining agreement are not eligible for matching contributions.
Participant Accounts — Individual accounts are maintained for each Plan participant. Each participant's account is credited with the participant's contributions, the Company's matching contributions and Plan earnings, and charged with withdrawals and allocations of Plan losses and administrative expenses. The benefit to which a participant is entitled under the Plan is the value of the participant's vested account.
Investments — Participants direct the investment of their account into various investment options offered by the Plan and may change investments and transfer amounts daily. The Plan currently offers various investment alternatives to Plan participants, consisting of corporate stock, mutual funds, common/collective trusts and stable value funds. Participants may also direct their investments through a trustee sponsored brokerage account, which offers the option to invest in a variety of individual stocks and mutual funds. Participants cannot allocate more than 25% of their contributions into the
Company’s ordinary shares. Investment management fees are charged against 401(k) trust earnings before such earnings are allocated to participant accounts.
Notes receivable from participants — Loans for any reason are allowed under the Plan. The interest rate charged is prime rate plus 1% at the time funds are borrowed. The maximum maturity of the loans is five years (15 years for loans to purchase a primary residence). The minimum loan amount is $1,000, and the maximum is the lesser of 50% of the vested account balance or $50,000. Due to transfers of notes receivable from participants related to plan transfers, certain loans outstanding as of December 31, 2025 and 2024 may bear interest at rates higher than the prime rate plus 1% and have an original maturity greater than 15 years. Pursuant to the applicable collective bargaining agreement, an employee of ILSCO LLC who is covered by a collective bargaining agreement is not eligible to take a loan from his or her participant account.
Vesting — Participants are vested immediately in all elective deferral, after-tax, rollover, and discretionary contributions, plus actual earnings thereon. All matching contributions are 100% vested upon completion of one year of service.
Administrative Expenses — Administrative expenses of the Plan are paid in part by the Plan sponsor and the participants as provided in the Plan document.
The Plan has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to the recordkeeper to offset the Plan's administrative expenses. Future Plan expenses can be paid from any excess remaining revenue sharing amounts. During 2025, there were no Plan administrative expenses paid from this unallocated account. The Plan held undistributed administrative revenues of $218,529 and $136,564 at December 31, 2025 and 2024, respectively.
Payment of Benefits — Upon severance from service for any reason, a participant may elect to receive a lump-sum amount equal to the value of the participant's vested account balance. Some participants can also elect annual installments over a term-certain period.
Hardship Withdrawals — Hardship withdrawals are available for immediate and heavy financial need up to the amount of pre-tax and Roth 401(k) contributions and earnings thereon. Hardship withdrawals can occur any time with a maximum of two per calendar year.
Forfeitures — When certain terminations of participation in the Plan occur, the nonvested portion of the participant’s account, as defined by the Plan, represents a forfeiture. The plan document permits the use of forfeitures to either reduce future employer contributions or to pay Plan administrative expenses for the plan year. As of December 31, 2025 and 2024, forfeited nonvested accounts totaled $29,863 and $20,108, respectively. During the year ended December 31, 2025, employer contributions were reduced by $219,698 as a result of the forfeited nonvested accounts.
Subsequent Events — Subsequent events are evaluated through June 23, 2026, the date the financial statements are issued. Effective January 1, 2026, the following entities became participating employers in the Plan, and their employees were eligible to participate in the Plan: nVent Enclosures System – Chattanooga LLC, Central Electric Manufacturing Company LLC, The Calvert Company LLC, Critical Power Equipment & Solutions, Inc., CGIT Systems LLC, nVent Enclosures Systems LLC, Powergrid Solutions LLC and Atkinson Industries LLC. Effective March 31, 2026, the Plan was amended to merge the WASP Critical Power Solutions 401(k) Plan into the Plan. Effective April 1, 2026, the Plan was amended to receive a plan-to-plan transfer of accounts from the Avail Infrastructure Solutions Retirement Savings Plan. The combined related participants and plan assets of approximately $56,800,000 were transferred to the Plan.